Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Borrowings
The following is a summary of the Company’s borrowings (in thousands):

Purpose	Borrower	Borrowing Capacity	March 31, 2022	December 31, 2021	Interest Rate as of March 31, 2022, Except as Noted	Maturity Date
Secured borrowing payable	Opportunity Funding SPE II, LLC	$19,176	$19,176	$22,443	15.00%	—	(1)

Senior debt
Revolving line of credit	Opportunity Funding SPE III, LLC	$175,000	$123,000	$119,000	LIBOR plus 6.00%	January 2024
Revolving line of credit	Opportunity Funding SPE V, LLC; Opportunity Funding SPE VII, LLC	75,000	49,500	45,900	LIBOR plus 7.25%	April 2024
Revolving line of credit	Opportunity Funding SPE VI, LLC	50,000	33,000	30,600	LIBOR plus 7.25%	April 2023
Revolving line of credit	Opportunity Funding SPE IV, LLC; SalaryTap Funding SPE, LLC	45,000	7,500	7,500	SOFR plus 0.11% plus 3.85%	February 2024
Total revolving lines of credit		345,000	213,000	203,000

Term loan, net	OppFi-LLC	50,000	48,687	48,578	LIBOR plus 10.00%	March 2025
Total senior debt		$395,000	$261,687	$251,578

(1)	Maturity date extended indefinitely until borrowing capacity is depleted

The following is a summary of the Company’s borrowings (in thousands):

Purpose	Borrower	Borrowing Capacity	December 31, 2021	December 31, 2020	Interest Rate as of December 31, 2021, Except as Noted		Maturity Date
Secured borrowing payable	Opportunity Funding SPE II, LLC	$38,500	$22,443	$16,025	15.00%		—	(1)

Senior debt
Revolving line of credit	OppFi-LLC	$—	$—	$5,000	LIBOR plus 2.50%	(2)	February 2022
Revolving line of credit	Opportunity Funding SPE III, LLC	175,000	119,000	59,200	LIBOR plus 6.00%		January 2024
Revolving line of credit	Opportunity Funding SPE V, LLC; Opportunity Funding SPE VII, LLC	75,000	45,900	24,222	LIBOR plus 7.25%		April 2024
Revolving line of credit	Opportunity Funding SPE VI, LLC	50,000	30,600	16,148	LIBOR plus 7.25%		April 2023
Revolving line of credit	Opportunity Funding SPE IV, LLC; SalaryTap Funding SPE, LLC	45,000	7,500	12,506	LIBOR plus 3.85%		February 2024
Total revolving lines of credit		345,000	203,000	117,076

Term loan, net	OppFi-LLC	50,000	48,578	14,650	LIBOR plus 10.00%		March 2025
Total senior debt		$395,000	$251,578	$131,726

Subordinated debt - related party	OppFi-LLC	$—	$—	$4,000	14.00%	(2)	December 2023

Other debt	OppFi-LLC	$—	$—	$6,354	1.00%	(3)	April 2022

(1)	Maturity date extended indefinitely until borrowing capacity is depleted
(2)	Interest rate as of December 31, 2020 and for the subsequent period until borrowings were repaid in March 2021
(3)	Interest rate as of December 31, 2020 and for the subsequent period until loan was forgiven in September 2021

Summary of Required Payments for Borrowings, Excluding Secured Borrowing and Revolving Lines of Credit	As of March 31, 2022, required payments for the term loan for each of the next five years are as follows (in thousands):

Year	Amount
Remainder of 2022	$—
2023	—
2024	—
2025	50,000
2026	—
Total	$50,000

As of December 31, 2021, required payments for all borrowings, excluding secured borrowing and revolving lines of credit, for each of the next five years are as follows (in thousands):

Year	Amount
2022	$—
2023	—
2024	—
2025	50,000
2026	—
Total	$50,000